Investment Strategy - Large Cap Equity Fund	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of portfolio management. Portfolio management looks for companies with strong balance sheets, attractive return on capital and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, portfolio management considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments, and trends in market share. Portfolio management uses models that quantify and rank stocks based on their underlying financial data and blend this analysis with fundamental, bottom-up analysis from one or more investment analysts. This blending of quantitative and fundamental analysis allows portfolio management to efficiently evaluate a large number of potential investments in a systematic fashion while retaining the insights of investment analysts to provide investment considerations which may not be observable from a company’s financial information.

The equity securities in which the Fund invests consist primarily of common stocks of large-capitalization companies, including a mix of dividend-paying companies and those offering strong growth potential. The Fund considers large-capitalization companies to be those with market capitalizations in excess of $10 billion or in the range of those market capitalizations of companies included in the S&P 500 Index at the time of purchase. The capitalization range of the companies that are components of the S&P 500 Index was between $5.7 billion and $5.5 trillion as of September 30, 2026. The average market cap of index components was $136 billion. It is the Fund’s policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large-capitalization companies. Although the Fund can invest in stocks of any sector, the Fund, subject to its investment policies, may at times have significant investments in one or more sectors. The equity securities in which the Fund may invest also include common stocks that do not pay dividends, particularly when portfolio management believes they offer strong potential for capital appreciation.

Strategy Portfolio Concentration [Text]	It is the Fund’s policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large-capitalization companies.